Filed pursuant to Rule 497(e)
Registration Nos. 333-56018; 811-10303

Supplement dated January 15, 2015
to the

Buffalo Funds®
Prospectus and Statement of Additional Information
dated July 29, 2014

Buffalo High Yield Fund (BUFHX)
Buffalo Mid Cap Fund (BUFMX)
Buffalo Small Cap Fund (BUFSX)

This supplement amends the Prospectus and Statement of Additional Information of the Buffalo Funds dated July 29, 2014, as previously supplemented.

PROSPECTUS

Buffalo High Yield Fund

Effective January 5, 2015, Mr. Jeffrey K. Deardorff has been added as a Co-Portfolio Manager of the Buffalo High Yield Fund.  Accordingly, the Prospectus is revised as described below.

The sub-section entitled “Summary Section—Buffalo High Yield Fund—Management—Co-Portfolio Managers” is revised as follows:

Co-Portfolio Managers. The High Yield Fund is co-managed by a team of Portfolio Managers as follows:

Portfolio Manager	Years of Service with the Fund	Current Title
Paul Dlugosch	11.5	Portfolio Manager
Alexander Hancock	11.5	Portfolio Manager
Jeffrey Sitzmann	11.5	Portfolio Manager
Jeffrey K. Deardorff	*	Portfolio Manager

*  Effective January 5, 2015, Mr. Deardorff became a Portfolio Manager of the High Yield Fund.

Buffalo Mid Cap Fund

Effective January 5, 2015, Mr. Kent Gasaway no longer serves as a Portfolio Manager of the Buffalo Mid Cap Fund.  Accordingly, the references to Mr. Gasaway as a Portfolio Manager of the Buffalo Mid Cap Fund in the Prospectus are hereby deleted.

Also effective January 5, 2015, Mr. Dave Carlsen has been added as a Co-Portfolio Manager of the Buffalo Mid Cap Fund.  Accordingly, the Prospectus is revised as described below.

The sub-section entitled “Summary Section—Buffalo Mid Cap Fund—Management—Co-Portfolio Managers” is revised as follows:

Co-Portfolio Managers. The Mid Cap Fund is co-managed by a team of Portfolio Managers as follows:

Portfolio Manager	Years of Service with the Fund	Current Title
Robert Male	12.5	Portfolio Manager
Dave Carlsen	*	Portfolio Manager

*  Effective January 5, 2015, Mr. Carlsen became a Portfolio Manager of the Mid Cap Fund.

Buffalo Small Cap Fund

Effective January 5, 2015, Mr. John Bichelmeyer no longer serves as a Portfolio Manager of the Buffalo Small Cap Fund.  Accordingly, the references to Mr. Bichelmeyer as a Portfolio Manager of the Buffalo Small Cap Fund in the Prospectus are hereby deleted.

Effective January 5, 2015, Mr. Jamie Cuellar has been added as a Co-Portfolio Manager of the Buffalo Small Cap Fund.  Accordingly, the Prospectus is revised as described below.

The sub-section entitled “Summary Section—Buffalo Small Cap Fund—Management—Co-Portfolio Managers” is revised as follows:

Co-Portfolio Managers. The Small Cap Fund is co-managed by a team of Portfolio Managers as follows:

Portfolio Manager	Years of Service with the Fund	Current Title
Kent Gasaway	16	Portfolio Manager
Robert Male	16	Portfolio Manager
Jamie Cuellar	*	Portfolio Manager

*  Effective January 5, 2015, Mr. Cuellar became a Portfolio Manager of the Small Cap Fund.

The following paragraphs are amended or added under the sub-section entitled “Management—Investment Advisor—Portfolio Managers”:

Dave Carlsen, CFA, Co-Portfolio Manager.  Mr. Carlsen has been an investment professional since 1992 and joined KCM in 2004.  Mr. Carlsen was formerly a senior equity research analyst at Strong Capital Management, Inc. in Milwaukee, Wisconsin and an investment analyst and operations manager with Northern Capital Management Inc. in Madison, Wisconsin.  Mr. Carlsen holds a B.B.A. in Finance, Investments and Banking from the University of Wisconsin-Madison.  Mr. Carlsen has served as co-portfolio manager of the Growth Fund since 2007, the Discovery Fund since 2004 and the Mid Cap Fund since 2015.

Jeffrey K. Deardorff, CFA, Co-Portfolio Manager.  Mr. Deardorff has been an investment professional since 1997 and joined KCM in 2002.  Previously, Mr. Deardorff worked as an equity arbitrage and money markets trader for Koch Industries.  He holds a B.S. in Business Administration from Kansas State University.  Mr. Deardorff has served as co-portfolio manager of the High Yield Fund since 2015.

Jamie Cuellar, CFA, Co-Portfolio Manager.  Mr. Cuellar has been an investment professional since 1992 and joined KCM in 2015.  Mr. Cuellar was a Managing Director and Portfolio Manager for the US Small Cap and US Micro Cap Growth Strategies for PineBridge Investments and predecessor firms, John McStay Investment Counsel and Brazos Capital Management from 2000 to 2012.  He also served as a Portfolio Manager with Jacob Asset Management in 2012, a Senior Portfolio Manager with Northern Trust’s wealth advisory practice from 2012 to 2015, as well as an Investment Analyst for Lee Financial Corporation in Dallas, TX from 1994 to 1999.  Mr. Cuellar holds a B.B.A. in Finance from the University of San Diego and an M.B.A from Southern Methodist University’s Cox School of Business.  Mr. Cuellar has served as a co-portfolio manager of the Small Cap Fund since 2015.

The following paragraphs are amended or added under the sub-section entitled “Additional Policies About Transactions—Purchases”

Please note that the Small Cap and Emerging Opportunities Funds are currently closed to all new accounts, including new employer sponsored retirement plans ("ESRPs").  The Small Cap Fund will remain open to additional investments by all existing accounts and existing ESRPs.  In addition, new participants in all existing ESRPs may make investments in the Small Cap Fund.  The Emerging Opportunities Fund will remain open to additional investments by all existing accounts, including, but not limited to, accounts held through investment advisors, consultants and existing ESRPs.  In addition, new participants in all existing ESRPs may make investments in the Emerging Opportunities Fund, and investment advisors and consultants with existing positions in the Emerging Opportunities Fund can continue to make purchases for new accounts.  Finally, the Emerging Opportunities and Small Cap Funds will also remain open to new accounts of employees of the Advisor.

STATEMENT OF ADDITIONAL INFORMATION

The following paragraphs are amended or added under the section entitled “Portfolio Managers of the Funds”:

Dave Carlsen, CFA, Co-Portfolio Manager.  Mr. Carlsen has been an investment professional since 1992 and joined KCM in 2004.  Mr. Carlsen was formerly a senior equity research analyst at Strong Capital Management, Inc. in Milwaukee, Wisconsin and an investment analyst and operations manager with Northern Capital Management Inc. in Madison, Wisconsin.  Mr. Carlsen holds a B.B.A. in Finance, Investments and Banking from the University of Wisconsin-Madison.  Mr. Carlsen has served as co-portfolio manager of the Growth Fund since 2007, the Discovery Fund since 2004 and the Mid Cap Fund since 2015.

Jeffrey K. Deardorff, CFA, Co-Portfolio Manager.  Mr. Deardorff has been an investment professional since 1997 and joined KCM in 2002.  Previously, Mr. Deardorff worked as an equity arbitrage and money markets trader for Koch Industries.  He holds a B.S. in Business Administration from Kansas State University.  Mr. Deardorff has served as co-portfolio manager of the High Yield Fund since 2015.

Jamie Cuellar, CFA, Co-Portfolio Manager.  Mr. Cuellar has been an investment professional since 1992 and joined KCM in 2015.  Mr. Cuellar was a Managing Director and Portfolio Manager for the US Small Cap and US Micro Cap Growth Strategies for PineBridge Investments and predecessor firms, John McStay Investment Counsel and Brazos Capital Management from 2000 to 2012.  He also served as a Portfolio Manager with Jacob Asset Management in 2012, a Senior Portfolio Manager with Northern Trust’s wealth advisory practice from 2012 to 2015, as well as an Investment Analyst for Lee Financial Corporation in Dallas, TX from 1994 to 1999.  Mr. Cuellar holds a B.B.A. in Finance from the University of San Diego and an M.B.A from Southern Methodist University’s Cox School of Business.  Mr. Cuellar has served as a co-portfolio manager of the Small Cap Fund since 2015.

Other Accounts Managed by Portfolio Managers as of March 31, 2014:

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Total Assets	Number	Total Assets	Number	Total Assets

Buffalo High Yield Fund
Paul Dlugosch	2	$1.4 billion	0	N/A	603	$671.8 million
Alexander Hancock	0	N/A	0	N/A	603	$671.8 million
Jeffrey Sitzmann	0	N/A	0	N/A	603	$671.8 million
Jeffrey K. Deardorff(1)	0	N/A	0	N/A	0	N/A

Buffalo Mid Cap Fund
Robert Male	1	$3.8 billion	4	$121.4 million	36	$454.2 million
Dave Carlsen(1)	2	$1.2 billion	4	$106.6 million	0	N/A

Buffalo Small Cap Fund
Kent Gasaway	1	$620.9 million	4	$121.4 million	630	$1.1 billion
Robert Male	1	$620.9 million	4	$121.4 million	36	$454.2 million
Jamie Cuellar(1)	0	N/A	0	N/A	0	N/A
(1)	As of December 31, 2014.

As of March 31, 2014, none of the accounts managed by the Funds’ Portfolio Managers pay performance-based fees.

Ownership of Securities in the Funds by Portfolio Managers as of March 31, 2014:

Portfolio Manager	Dollar Range in Portfolio

Buffalo High Yield Fund
Paul Dlugosch	$10,001 - $50,000
Alexander Hancock	$100,001 - $500,000
Jeffrey Sitzmann	$50,001 - $100,000
Jeffrey K. Deardorff(1)	$1,001 - $10,000

Buffalo Mid Cap Fund
Robert Male	$100,001 - $500,000
Dave Carlsen(1)	None

Buffalo Small Cap Fund
Kent Gasaway	$500,001 - $1,000,000
Robert Male	$100,001 – $500,000
Jamie Cuellar(1)	None
(1)	As of December 31, 2014.

Please retain this Supplement with your Prospectus and
Statement of Additional Information for reference.